SHORT - TERM DEBT AND LONG-TERM DEBT - Long-term debt (Details) - USD ($) $ in Thousands	1 Months Ended
	Apr. 30, 2020	Dec. 31, 2021	Sep. 30, 2021
LONG-TERM DEBT
Line of Credit Facility, Maximum Borrowing Capacity		$ 8,277
Long-term Debt
LONG-TERM DEBT
Face amount of debt	$ 1,585
Debt Instrument, Description of Variable Rate Basis	1.0%
Debt Instrument Term	24 months
East West Bank
LONG-TERM DEBT
Face amount of debt			$ 18,000